Statement of Convertible Preferred Stock and Stockholders' Equity (Deficit) (Parenthetical)	12 Months Ended
Dec. 31, 2014 USD ($) $ / shares
Common Stock
Initial public offering of common stock, offering costs	$ 7,361,037
Common stock, par value | $ / shares	$ 14
Series C Convertible Preferred Stock
Offering cost on issuance of stock	$ 7,285
Series D Convertible Preferred Stock
Offering cost on issuance of stock	$ 566,580